ALLSTATE LIFE INSURANCE COMPANY
ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

Supplement dated October 30, 2014 to Allstate Life Insurance Company
Prospectus dated May 1, 2014, as supplemented

ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

Supplement dated October 30, 2014 to Allstate Life Insurance Company of New York
Prospectus dated May 1, 2009, as supplemented

All of the changes described below are expected to become effective on or about January 5, 2015.

This supplement should be read in conjunction with your Annuity Prospectus and should be retained for future reference.  This supplement is intended to update certain information in the Annuity Prospectus you own and is not intended to be a prospectus or offer for any other Annuity that you do not own.  Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectuses and SAIs.

We are issuing this supplement to reflect changes to the Advanced Series Trust Portfolios.  Please check your Annuity Prospectus to determine which of the following changes affect the Annuity that you own.  If you would like another copy of the current Annuity Prospectus, please contact us at 1-866-695-2647 (or if your annuity is issued in New York, please call 1-877-234-8688).  Accordingly, we make the following changes to your Annuity Prospectus:

1.
The table in the Variable Investment Options section of each Annuity Prospectus is revised to incorporate a reference to Prudential Investment Management, Inc. (PIM) as a subadviser for the AST Advanced Strategies Portfolio;

2.
The reference to Pacific Investment Management Company LLC (PIMCO) with respect to the AST PIMCO Total Return Bond Portfolio in the table in the Variable Investment Options section of each Annuity Prospectus is deleted and replaced with a reference to BlackRock Financial Management, Inc., BlackRock International Limited, BlackRock (Singapore) Limited and Loomis, Sayles & Company, L.P.; and

3.	All references to AST PIMCO Total Return Bond Portfolio in each Annuity Prospectus are hereby changed to AST BlackRock/Loomis Sayles Bond Portfolio.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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